Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 12,997
Software	9,470	$ 12,997
Reclassification of loan commitment fees		(1,594)
Balance	9,470	12,997
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	39,922	56,952
Additions	24	1,414
Reclassification of loan commitment fees		(18,444)
Balance	39,946	39,922
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	0	17,081
Additions		1,363
Reclassification of loan commitment fees		(18,444)
Balance	0	0
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	39,922	39,871
Additions	24	51
Balance	39,946	39,922
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(26,925)	(39,642)
Reclassification of loan commitment fees		(16,850)
Amortization expense	3,551	4,133
Balance	(30,476)	(26,925)
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	0	(16,238)
Reclassification of loan commitment fees		(16,850)
Amortization expense	(0)	612
Balance	0	0
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(26,925)	(23,404)
Amortization expense	3,551	3,521
Balance	$ (30,476)	$ (26,925)